THOMPSON	ATLANTA CINCINNATI COLUMBUS NEW YORK
HINE	BRUSSELS CLEVELAND DAYTON WASHINGTON, D.C.

March 1, 2010

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:

CAMCO Investors Trust, File Nos. 811-21966 and 333-138079

Ladies and Gentlemen:

On behalf of CAMCO Investors Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 5 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485( a ) promulgated under the Securities Act of 1933 with respect to the CAMCO Investors Fund (the “Fund”).  The main purpose of the filing is to comply with the new Form N-1A statutory and summary prospectus requirements ..

If you have any questions, please contact JoAnn M. Strasser at (513) 352-6725.

Very truly yours,

/s/Thompson Hine LLP

Thompson Hine LLP